Oasis Share Capital (Details) - USD ($)									12 Months Ended
	Sep. 08, 2021	Aug. 25, 2021	May 27, 2021	Oct. 26, 2020	Aug. 04, 2020	Jun. 19, 2020	Jun. 16, 2020	May 15, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Jun. 01, 2020
Related Party Transaction [Line Items]
Stock Issued During Period, Shares, New Issues	22,600,000	2,488,530	5,600,000
Stock Issued During Period, Value, New Issues									$ 195,017,000	$ 537,000	$ 707,000
Shares, Issued					225,000	150,000	200,000					100,000
Shares Issued, Value					$ 725,000	$ 360,000	$ 504,000		$ 17,731,000	$ 2,034,000	$ 764,000
Related Party [Member]
Related Party Transaction [Line Items]
Equity purchase agreement								$ 11,000,000
Equity purchase agreement term								36 months
Minimum floor price								$ 1.58
Stock Issued During Period, Shares, New Issues				30,000
Stock Issued During Period, Value, New Issues				$ 77,000
Shares, Issued									630,000	200,000
Shares Issued, Value									$ 1,300,000	$ 400,000